Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 18, 2023
Entity Registrant Name	dei_EntityRegistrantName	BBH TRUST
Central Index Key	dei_EntityCentralIndexKey	0001342947
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 18, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
BBH Partner Fund - International Equity | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBHLX